First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		ASSET-BACKED SECURITIES — 9.6%
1,500,000	[2]	Banco Santander, S.A. 10.868% (3-Month Euribor+800 basis points), 12/27/2043[3,14]	$1,585,612
2,326,057	[2]	Colossus Series 2024-2, Class F, 14.950% (SONIO+0 basis points), 5/22/2034[3,14]	2,945,426
2,845,260		Deutsche Bank AG Series 2021-1X, Class CLN, 13.282% (3-Month Term SOFR+876 basis points), 2/21/2029[3,4]	2,876,558
3,500,000		Ducati Series 2024-1, 11.852% (3-Month Euribor+900 basis points), 6/20/2030[1,3,14]	3,663,507
		Landesbank Baden-Wuerttemberg
2,173,325	[2]	Series LION-5, Class MEZ, 12.052% (3-Month Euribor+900 basis points), 7/31/2034[3,14]	2,239,736
4,500,000		Series LION-6, 10.518% (3-Month Euribor+765 basis points), 10/30/2036[1,3,14]	4,661,280
		Lloyds Bank PLC
2,500,000		9.200% (SONIO+450 basis points), 12/16/2030[1,3,14]	3,129,695
3,000,000		12.050% (SONIO+735 basis points), 12/16/2030[1,3,14]	3,755,634
3,000,000		Mespil Securities Series 2024-1, Class B, 14.030% (2-Month Term SOFR+950 basis points), 7/28/2032[3]	3,060,000
22,000,000		Santander Consumer Finance SA Series 2024-1, 9.230% (3-Month STIB+665 basis points), 12/25/2034[1,3,14]	1,988,449
		TOTAL ASSET-BACKED SECURITIES
		(Cost $30,265,892)	29,905,897

		BANK LOANS — 36.5%
		Accordion Partners
86,957		1.000%, 11/17/2031[5,6]	(435)
579,710		9.579%, 11/17/2031[5]	576,812
		Athos Merger Sub, LLC
428,662		9.776% (3-Month Term SOFR+500 basis points), 7/31/2026[4,7]	405,085
359,229		13.026% (1-Month Term SOFR+0 basis points), 7/31/2027[5,7]	327,401
1,323,410		Audax Direct Lending Solutions Fund II A LP 9.000%, 11/12/2027[5]	1,306,073
3,080,729		Audax Private Debt LLC 9.855%, 10/28/2026[5]	3,048,382
2,000,000		C3 Rentals, LLC 12.672%, 4/22/2027[5]	2,000,000
1,976,897		Cardinal Parent, Inc. 8.979% (3-Month Term SOFR+450 basis points), 11/12/2027[4,7]	1,896,585
		CB Buyer, Inc.
394,750		0.500%Revolver, 7/1/2031[5,6]	1,421
1,012,250		1.000%Delay Draw, 7/1/2031[5,6]	(1,417)
3,584,017		9.607%Term Loan, 7/1/2031[5]	3,561,080

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
375,001	Cire Alto OpCo, LLC 10.700%, 8/29/2025[5]	$375,001
3,970,000	Cooper Mach 9.825%, 12/13/2027[5]	3,947,371
982,500	CPC/Cirtec Holdings, Inc. 9.107%, 1/30/2029[5]	977,588
	Dentive Capital, LLC
276,518	11.354%Term Loan, 12/23/2028[5]	272,647
137,365	11.354%Delay Draw, 12/23/2028[5]	135,442
2,995,777	1.000%Delay Draw, 12/26/2028[5,8]	1,627,882
2,032,961	DigiCert, Inc. 11.357% (1-Month Term SOFR+700 basis points), 2/24/2029[7]	1,656,863
	Fertility (ITC) Buyer, Inc.
1,595,727	1.000%, 1/3/2025[5,6]	1,186,466
1,328,638	10.455%, 1/3/2029[5]	1,327,310
	Fingerpaint Group
349,554	10.285%Term Loan, 12/20/2026[5]	349,554
464,933	11.695%Delay Draw, 12/20/2026[5]	464,933
492,405	Florida Food Products, LLC 9.590% (1-Month Term SOFR+500 basis points), 10/18/2028[4,7]	421,006
	Fortis Payment Systems, LLC
499,031	1.000%Delay Draw, 2/13/2026[5,8]	271,974
1,488,750	9.954%Term Loan, 2/13/2026[5]	1,481,306
538,357	Fortna Group, Inc. 10.080% (3-Month Term SOFR+550 basis points), 6/1/2029[4,7]	472,274
241,517	H.W. Lochner, LLC 10.990%, 7/2/2027[5]	241,517
1,488,281	HS Purchaser LLC 8.685% (1-Month Term SOFR+400 basis points), 11/30/2026[4,7]	1,315,968
	IDC Infusion Services
3,491,250	10.262%Term Loan, 7/7/2028[5]	3,460,876
1,449,188	10.829%Term Loan, 7/7/2028[5]	1,456,434
532,468	11.889%Delay Draw, 7/7/2028[5,8]	470,195
4,026,254	Ipsen Group Holding GmbH 14.935%, 7/31/2029[5,9]	3,871,415
1,077,841	Ivanti Software, Inc. 9.121% (3-Month Term SOFR+425 basis points), 12/1/2027[4,5,7]	747,752
2,000,000	Leonard Valve Company LLC 10.778% (3-Month LIBOR+550 basis points), 9/30/2027[5]	1,980,000
1,488,750	MAX US Bidco, Inc. 9.325% (3-Month Term SOFR+500 basis points), 10/3/2030[7]	1,453,392
	Monroe Capital Corp.
493,188	1.000%Delay Draw, 12/20/2028[5]	493,188

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
491,250	10.615%Term Loan, 12/20/2028[5]	$491,250
	Neptune Bidco US, Inc.
1,987,399	9.508% (3-Month Term SOFR+475 basis points), 10/11/2028[7]	1,786,890
1,974,950	9.758% (3-Month Term SOFR+500 basis points), 4/11/2029[4,7]	1,777,810
4,000,000	14.508%, 10/11/2029	4,020,000
	Orthopaedic (ITC) Buyer, LLC
425,532	1.000%, 7/31/2028[5,6]	3,191
1,555,319	10.929%, 7/31/2028[5]	1,566,984
	PhyNet Dermatology, LLC
517,241	1.000%Delay Draw, 10/20/2029[5,6]	(3,879)
1,015,124	1.000%Delay Draw, 10/20/2029[5,6]	(7,613)
970,499	11.117%Term Loan, 10/20/2029[5]	963,220
482,460	11.117%Term Loan, 10/20/2029[5]	478,841
	PMA Parent Holdings, LLC
328,947	0.375%, 1/31/2031[5,6]	(4,934)
4,671,053	9.579%, 1/31/2031[5]	4,600,987
3,985,555	Progress Lighting, LLC 14.375%, 9/18/2029[5]	3,885,916
2,781,373	Project Leopard Holdings, Inc. 9.935% (3-Month Term SOFR+525 basis points), 7/20/2029[4,7]	2,503,236
1,984,962	Resolute Investment Managers, Inc. 11.365% (3-Month Term SOFR+650 basis points), 4/30/2027[7]	1,951,883
5,000,000	RHF VI Funding, LLC 12.090%, 8/19/2025[5]	4,750,000
4,000,000	Riskonnect Parent, LLC 0.500%Delay Draw, 12/7/2028[5,6]	(31,600)
972,794	Riskonnect, Inc. 9.479%Term Loan, 12/7/2028[5]	965,109
	Royal Palm I
421,077	0.000%, 10/24/2033[5,6,9]	13,555
700,722	0.000%, 10/24/2033[5,9]	697,358
	Royal Palm II
48,185	0.000%, 10/24/2028[5,9]	47,891
84,215	0.000%, 10/24/2033[5,6,9]	2,711
5,605,839	Russell Investments U.S. Institutional Holdco, Inc. 11.085% (3-Month Term SOFR+500 basis points), 6/1/2027[4,7,9]	5,380,204
	Sepro Holdings, LLC
432,836	1.000%Delay Draw, 7/26/2030[5,6]	(1,601)
432,836	1.000%Revolver, 7/26/2030[5,6]	2,727
3,022,276	9.607%Term Loan (1-Month Term SOFR+0 basis points), 7/26/2030[5]	2,980,871
5,608,393	Shryne Group, Inc. 18.000% Cash, 1.000% PIK, 5/26/2026[5,9]	5,692,518

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	South Florida ENT Associates
973,767	11.621%Term Loan, 3/25/2025[5]	$969,579
421,432	1.000%Delay Draw, 12/31/2025[5,8]	208,105
	Steward Health Care System, LLC
584,179	15.922%, 4/30/2025[5,9]	584,179
2,150,001	14.800%, 6/30/2025[5]	2,150,001
225,720	15.550%, 12/31/2025[5]	225,720
191,779	Stronghold Digital Mining, Inc. 14.672%, 10/25/2025[5]	191,779
1,305,172	Synamedia Americas Holdings, Inc. 12.107%, 12/5/2028[5]	1,279,722
	TA/WEG Holdings, LLC
371,032	12.253%Delay Draw, 10/2/2027[5]	371,032
221,760	0.500%Revolver, 10/4/2027[5,6]	—
247,308	12.253%Delay Draw, 10/4/2027[5,9]	247,308
369,737	12.253%Delay Draw, 10/4/2027[5]	369,737
2,608,473	12.253%Delay Draw, 10/4/2027[5,8]	1,878,214
	Tank Holding Corp.
15,409	0.375%, 3/31/2028[6]	(453)
1,865,859	10.245%, 3/31/2028	1,839,821
298,098	10.673%, 5/11/2029	248,812
687,750	10.673%, 5/11/2029	677,864
	Taoglas Group Holdings Limited
214,991	0.500%Revolver, 2/28/2029[5]	194,899
771,271	11.579%Term Loan, 2/28/2029[5]	740,883
3,995,000	Connect America.com, LLC 10.158%, 12/31/2028[5]	3,935,075
	TCW Fenix Topco, LLC
51,102	11.840%, 4/2/2027[5]	49,774
852,129	11.110%, 3/28/2029[5]	829,974
2,481,250	USN OPCO, LLC 10.229%, 12/21/2026[5]	2,481,250
1,498,874	West Side Holdco, LLC 13.672%, 9/3/2027[5]	1,453,907
4,000,000	Nephorn Pharmaceuticals Corporation 12.325%, 12/31/2027[5]	4,000,000
	TOTAL BANK LOANS
	(Cost $112,968,541)	113,020,048

Number of Shares
	CLOSED-END FUNDS — 2.6%
163,678	Palmer Square Capital BDC, Inc.[10]	2,487,906
120,000	TCW Direct Lending VIII, LLC*	5,612,578

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
	TOTAL CLOSED-END FUNDS
	(Cost $9,010,600)	$8,100,484

Principal Amount[1]
	COLLATERALIZED LOAN OBLIGATIONS — 33.3%
1,250,000	ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 12.434% (3-Month Term SOFR+750 basis points), 7/20/2037[4,7,12]	1,265,971
250,000	AIMCO CLO Ltd. Series 2019-10A, Class ERR, 10.282% (3-Month Term SOFR+565 basis points), 7/22/2037[4,7,12]	253,312
500,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,5	571,497
	Apidos CLO Ltd.
500,000	Series 2017-28A, Class C, 7.379% (3-Month Term SOFR+276 basis points), 1/20/2031[3,4,7,12]	501,752
500,000	Series 2020-33A, Class ER, 11.246% (3-Month Term SOFR+661 basis points), 10/24/2034[3,4,7,12]	502,704
203,382	Ares Capital Corp. 0.000%, 7/11/2033*,5	220,365
750,000	Bain Capital Credit CLO Ltd. Series 2018-2A, Class DR, 7.567% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,7,12]	753,764
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 10.629% (3-Month Term SOFR+601 basis points), 7/20/2029[3,4,7,12]	753,793
500,000	Series 2018-4A, Class D, 7.818% (3-Month Term SOFR+316 basis points), 10/15/2030[3,4,7,12]	501,851
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 10.479% (3-Month Term SOFR+586 basis points), 1/20/2031[3,4,7,12]	250,522
1,000,000	Series 2022-28A, Class AR, 5.912% (3-Month Term SOFR+135 basis points), 10/20/2037[3,4,7,12]	1,004,500
500,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-3A, Class D, 7.318% (3-Month Term SOFR+266 basis points), 1/15/2030[3,4,7,12]	500,523
1,658,688	BNP Paribas - Broadway Series 1, Class JNR, 12.701% (1-Month Term SOFR+800 basis points), 4/12/2031[3,4]	1,675,275
	Carlyle Global Market Strategies CLO Ltd.
750,000	Series 2014-4RA, Class C, 7.818% (3-Month Term SOFR+316 basis points), 7/15/2030[3,4,7,12]	752,863
250,000	Series 2014-1A, Class DR, 7.509% (3-Month Term SOFR+286 basis points), 4/17/2031[3,4,7,12]	250,820

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2014-2RA, Class C, 7.585% (3-Month Term SOFR+306 basis points), 5/15/2031[3,4,7,12]	$1,004,148
625,000	Series 2014-3RA, Class C, 7.829% (3-Month Term SOFR+321 basis points), 7/27/2031[3,4,7,12]	627,672
500,000	Carlyle U.S. CLO Ltd. Series 2017-4A, Class C, 7.718% (3-Month Term SOFR+306 basis points), 1/15/2030[3,4,7,12]	501,405
500,000	CBAM Ltd. Series 2017-4A, Class D, 7.518% (3-Month Term SOFR+286 basis points), 1/15/2031[3,4,7,12]	501,839
	Cedar Funding CLO Ltd.
500,000	Series 2014-4A, Class AR3, 7.367% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,7,12]	500,000
500,000	Series 2014-4A, Class DR3, 7.367% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,7,12]	499,999
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 12.777% (3-Month Term SOFR+816 basis points), 7/20/2036[4,7,12]	515,462
	CIFC Funding Ltd.
500,000	Series 2017-4A, Class D, 10.996% (3-Month Term SOFR+636 basis points), 10/24/2030[3,4,7,12]	503,611
500,000	Series 2013-3RA, Class D, 10.796% (3-Month Term SOFR+616 basis points), 4/24/2031[3,4,7,12]	504,113
500,000	Series 2018-2A, Class D1R, 7.701% (3-Month Term SOFR+305 basis points), 10/20/2037[3,4,7,12]	509,590
500,000	Clear Creek CLO Series 2015-1A, Class DR, 7.829% (3-Month Term SOFR+321 basis points), 10/20/2030[3,4,7,12]	501,480
500,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[3,4,7,12]	500,000
250,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.168% (3-Month Term SOFR+351 basis points), 10/15/2031[3,4,7,12]	250,319
	Dryden Senior Loan Fund
500,000	Series 2013-30A, Class DR, 7.385% (3-Month Term SOFR+286 basis points), 11/15/2028[3,4,7,12]	501,707
500,000	Series 2017-54A, Class D, 7.979% (3-Month Term SOFR+336 basis points), 10/19/2029[3,4,7,12]	501,480
500,000	Series 2016-45A, Class DRR, 7.706% (3-Month Term SOFR+305 basis points), 10/15/2030[3,4,7,12]	502,325
500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.379% (3-Month Term SOFR+276 basis points), 1/20/2030[3,4,7,12]	501,371

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Elmwood CLO Ltd. Series 2022-1A, Class E, 10.967% (3-Month Term SOFR+635 basis points), 4/20/2035[3,4,7,12]	$504,606
500,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.056% (3-Month Term SOFR+540 basis points), 7/15/2036[3,4,7,12]	513,950
1,000,000	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 12.656% (3-Month Term SOFR+800 basis points), 10/15/2036[4,7,12]	1,009,482
	Galaxy CLO Ltd.
500,000	Series 2018-26A, Class E, 10.625% (3-Month Term SOFR+611 basis points), 11/22/2031[3,4,7,12]	504,408
500,000	Series 2017-24A, Class AR, 6.187% (3-Month Term SOFR+154 basis points), 4/15/2037[3,4,7,12]	503,208
500,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.017% (3-Month Term SOFR+840 basis points), 7/20/2036[3,4,7,12]	516,722
500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,7,12]	502,100
1,750,000	Golub Capital Partners Short Duration Series 2022-1A, Class DR, 9.226% (3-Month Term SOFR+460 basis points), 7/25/2033[4,7,12]	1,753,376
442,167	GPG Loan Funding, LLC 0.000%, 4/29/2034*,5	460,176
	Great Lakes CLO Ltd.
850,000	Series 2014-1A, Class ER, 12.418% (3-Month Term SOFR+776 basis points), 10/15/2029[4,7,12]	854,871
1,000,000	Series 2019-1A, Class E, 12.918% (3-Month Term SOFR+826 basis points), 7/15/2031[4,7,12]	1,005,594
500,000	HPS Loan Management Ltd. Series 13A-18, Class DR, 7.606% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,7,12]	501,606
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 12.816% (3-Month Term SOFR+816 basis points), 7/15/2036[3,4,7,12]	514,573
1,500,000	Kohlberg CLO 0.000%, 12/28/2033*,5	1,591,159
165,751	LCM Ltd. Series 25A, Class AR, 5.717% (3-Month Term SOFR+110 basis points), 7/20/2030[3,4,7,12]	165,808
500,000	Long Point Park CLO Ltd. Series 2017-1A, Class C, 7.309% (3-Month Term SOFR+266 basis points), 1/17/2030[3,4,7,12]	501,964

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000		Magnetite Ltd. Series 2018-20A, Class E, 10.229% (3-Month Term SOFR+561 basis points), 4/20/2031[3,4,7,12]	$502,303
1,250,000		Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.476% (3-Month Term SOFR+782 basis points), 10/15/2036[4,7,12]	1,259,740
		MCF CLO Ltd.
3,000,000		Series 2018-1A, Class SUB, 0.000%, 4/18/2036*,4,12	2,088,707
2,175,000		Series 2018-1A, Class ER, 12.632% (3-Month Term SOFR+800 basis points), 4/18/2036[4,7,12]	2,249,064
500,000		Morgan Stanley Eaton Vance CLO Ltd. Series 2022-18A, Class D1R, 7.662% (3-Month Term SOFR+310 basis points), 10/20/2037[3,4,7,12]	508,299
		Mount Logan Funding LP
1,926,983		Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,4,10,12	1,044,031
600,000		Series 2018-1A, Class ER, 13.353% (3-Month Term SOFR+872 basis points), 1/22/2033[4,7,10,12]	598,880
500,000		Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 8.178% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,7,12]	510,924
1,000,000		New Mountain CLO 6 Ltd. Series CLO-6A, Class D1, 7.739% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,7,12]	1,009,073
		Newark BSL CLO Ltd.
500,000		Series 2017-1A, Class CR, 8.037% (3-Month Term SOFR+341 basis points), 7/25/2030[3,4,7,12]	502,191
500,000		Series 2017-1A, Class D, 11.187% (3-Month Term SOFR+656 basis points), 7/25/2030[3,4,7,12]	499,472
500,000		OCP CLO Ltd. Series 2014-6A, Class CR, 8.109% (3-Month Term SOFR+346 basis points), 10/17/2030[3,4,7,12]	501,634
500,000		Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 7.387% (3-Month Term SOFR+276 basis points), 1/25/2031[3,4,7,12]	501,148
500,000		OHA Credit Funding Ltd. Series 2019-2A, Class D1R2, 8.278% (3-Month Term SOFR+270 basis points), 1/21/2038[3,4,7,12]	500,000
		OZLM Ltd.
500,000		Series 2018-22A, Class C, 7.559% (3-Month Term SOFR+291 basis points), 1/17/2031[3,4,7,12]	501,566
500,000		Series 2018-20A, Class C, 7.829% (3-Month Term SOFR+321 basis points), 4/20/2031[3,4,7,12]	501,671
		Palmer Square European Loan Funding
600,000	[2]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,4,10,14	—

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
900,000	[2]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033*,4,10,14	$870,032
1,000,000	[2]	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,4,10,14	936,065
2,500,000	[2]	Series 2024-1X, Class SUB, 0.000%, 8/15/2033*,4,10,14	2,160,975
4,000,000	[2]	Series 2024-2X, Class SUB, 0.000%, 5/15/2034*,4,10,14	4,158,769
2,000,000		Series 2024-3A, Class SUB, 0.000%, 5/15/2034*,1,4,10,14	2,072,948
1,050,000	[2]	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,4,10,14	844,916
1,450,000	[2]	Series 2023-2X, Class SUB, 0.000%, 10/15/2036*,4,10,14	1,032,939
2,000,000	[2]	Series 2024-1X, Class SUB, 0.000%, 5/15/2037*,4,10,14	1,973,773
2,833,750	[2]	Series 2024-2X, Class SUB, 0.000%, 10/15/2037*,4,10,14	2,774,192
1,500,000	[2]	Series 2024-2X, Class F, 11.744% (3-Month Euribor+824 basis points), 10/15/2037[4,7,10,14]	1,522,345
500,000		Series 2023-1X, Class FR, 10.953% (3-Month Euribor+827 basis points), 1/15/2038[1,4,7,10,14]	502,382
		Palmer Square Loan Funding Ltd.
825,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031*,4,10,12	20,170
450,000		Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,4,10,12	404,106
500,000		Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,4,10,12	464,453
3,000,000		Series 2024-3A, Class SUB, 0.000%, 8/8/2032*,4,10,12	2,914,312
2,510,000		Series 2024-1A, Class SUB, 0.000%, 10/15/2032*,4,10,12	2,516,071
250,000		Series 2024-1A, Class E, 11.681% (3-Month Term SOFR+657 basis points), 10/15/2032[4,7,10,12]	248,153
3,000,000		Series 2024-2A, Class SUB, 0.000%, 1/15/2033*,4,10,12	3,005,124
500,000		Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,4,10,12	507,391
500,000		Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,4,10,12	482,122
1,540,000		Series 2024-1A, Class SUB, 0.000%, 4/15/2037*,4,10,12	1,499,943
3,000,000		Series 2024-2A, Class SUB, 0.000%, 7/20/2037*,4,10,12	2,789,039
2,000,000		Series 2024-3A, Class SUB, 0.000%, 7/20/2037*,4,10,12	1,908,429
1,250,000		Series 2023-4A, Class SUB, 0.000%, 10/20/2037*,4,10,12	1,215,653
3,000,000		Series 2024-4A, Class SUB, 0.000%, 1/15/2038*,4,10,12	3,000,000
500,000		Post CLO Ltd. Series 2024-1A, Class E, 11.417% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,7,12]	513,610
3,000,000		PYMES Magdalena Series 11, Class NOTE, 2.924% (3-Month Euribor+0 basis points), 7/4/2054[3,4,14]	3,107,520
		Regatta Funding Ltd.
1,000,000		Series 2018-2A, Class CR, 7.356% (3-Month Term SOFR+270 basis points), 7/15/2031[3,4,7,12]	1,004,742
750,000		Series 2018-3A, Class E, 10.837% (3-Month Term SOFR+621 basis points), 10/25/2031[3,4,7,12]	742,510
500,000		Series 2016-1A, Class A1R2, 5.766% (3-Month Term SOFR+141 basis points), 6/20/2034[3,4,7,12]	500,599
500,000		Series 2021-3A, Class D1R, 7.667% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,7,12]	500,007

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[3,4,7,12]	$501,466
1,464,433	Silver Point Loan Funding, LLC 0.000%, 10/20/2033*,5	1,543,233
1,000,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 7.879% (3-Month Term SOFR+326 basis points), 10/20/2030[3,4,7,12]	1,001,973
3,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.320% (1-Month Term SOFR+975 basis points), 5/25/2033[3,4]	3,000,000
500,000	Stewart Park CLO Ltd. Series 2015-1A, Class ER, 10.198% (3-Month Term SOFR+554 basis points), 1/15/2030[3,4,7,12]	503,005
250,000	Symphony CLO Ltd. Series 2022-34A, Class DR, 9.885% (3-Month Term SOFR+525 basis points), 7/24/2036[3,4,7,12]	256,636
375,000	TCI-Flatiron CLO Ltd. Series 2018-1A, Class ER, 11.016% (3-Month Term SOFR+641 basis points), 1/29/2032[3,4,7,12]	378,057
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.467% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,7,12]	503,512
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 8.239% (3-Month Term SOFR+359 basis points), 4/17/2030[3,4,7,12]	501,457
500,000	Series 2013-1A, Class CR, 7.868% (3-Month Term SOFR+321 basis points), 10/15/2030[3,4,7,12]	501,620
1,000,000	Series 2014-1A, Class CR2, 7.694% (3-Month Term SOFR+306 basis points), 4/18/2031[3,4,7,12]	1,003,582
250,000	Series 2018-2A, Class D, 7.668% (3-Month Term SOFR+301 basis points), 7/15/2031[3,4,7,12]	250,847
500,000	Series 2016-3A, Class CR, 8.144% (3-Month Term SOFR+351 basis points), 10/18/2031[3,4,7,12]	502,453
500,000	Series 2015-3A, Class CR, 8.029% (3-Month Term SOFR+341 basis points), 10/20/2031[3,4,7,12]	502,354
500,000	Series 2019-2A, Class D, 8.579% (3-Month Term SOFR+396 basis points), 7/20/2032[3,4,7,12]	500,903
500,000	Series 2020-3A, Class ER, 11.279% (3-Month Term SOFR+666 basis points), 10/20/2034[3,4,7,12]	501,623
500,000	Series 2022-4A, Class ER, 11.317% (3-Month Term SOFR+670 basis points), 4/20/2037[3,4,7,12]	511,049
500,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,7,12]	504,584

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Whitebox CLO Ltd. Series 2020-2A, Class A1R2, 5.937% (3-Month Term SOFR+138 basis points), 10/24/2037[3,4,7,12]	$501,027
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $104,557,784)	103,031,010

Number of Shares
		PRIVATE INVESTMENT FUNDS — 11.7%
N/A	[11]	Audax Private Credit Fund LP*	7,857,293
N/A	[11]	BCP Special Opportunities Fund Offshore Feeder III LP*,10	5,032
N/A	[11]	DSC Meridian Credit Opportunities Onshore*,5	6,900,797
2,750,000		IFRG Investor LP*,5	365,750
N/A	[11]	Linden Investors LP*,5	7,068,467
N/A	[11]	Old Orchard Credit Fund LP*,5	6,463,200
N/A	[11]	Seer Capital Regulatory Capital Relief Fund*	4,071,070
N/A	[11]	TCW Rescue Financing II LP*	2,138,183
N/A	[11]	Whitehawk IV-Plus Onshore Fund LP*	980,898
N/A	[11]	Wynwood BN, LLC*	302,962
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $36,365,722)	36,153,652
		SHORT-TERM INVESTMENTS — 11.7%
36,209,434		Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32%[13]	36,209,434
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $36,209,434)	36,209,434
		TOTAL INVESTMENTS — 105.4%
		(Cost $329,377,973)	326,420,525
		Liabilities in Excess of Other Assets — (5.4)%	(16,760,818)
		TOTAL NET ASSETS — 100.0%	$309,659,707

IDC — Industrial Development Corporation
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company

* Non-income producing security.
[1] Principal Amount denoted in USD unless otherwise noted.
[2] Principal Amount denoted in local currency.
[3] All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
[4] Callable.
[5] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.
[6] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[7] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

[8] A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
[9] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[10] Affiliated company.
[11] Investment does not issue shares.
[12] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $72,012,449, which represents 23.26% of the total net assets of the Fund.
[13] The rate is the annualized seven-day yield at period end.
[14] Foreign security denominated in U.S. Dollars.

Securities With Restrictions	Redemptions	Redemption			Original
On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Audax Private Credit Fund LPa	Not permitted	N/A	$7,857,293	$7,857,293	10/30/2024
BCP Special Opportunities Fund Offshore Feeder III LPa	Not permitted	N/A	-	5,032	11/2/2023
DSC Meridan Credit Opportunities Onshore LPa	Quarterly[b]	65 Days	6,000,000	6,900,797	5/1/2023
IRFG Investors LPa	Not permitted	N/A	2,750,000	365,750	7/28/2023
Linden Investors LPa	Quarterly[b]	65 Days	6,250,000	7,068,467	5/1/2023
Old Orchard Credit Fund LPa	Quarterly[b]	65 Days	6,250,000	6,463,200	5/31/2023
Seer Capital Regulatory Capital Relief Fund[a]	Not permitted	N/A	4,000,000	4,071,070	3/7/2023
TCW Direct Lending VIII LLC [a]	Not permitted	N/A	6,323,363	5,612,578	8/9/2023
TCW Rescue Financing II LPa	Not permitted	N/A	2,017,625	2,138,183	9/12/2024
WhiteHawk IV-Plus Onshore Fund, L.P. [a]	Not permitted	N/A	940,803	980,898	6/29/2023
Wynwood BN, LLC[a]	Not permitted	N/A	300,000	302,963	1/26/2023
Totals			$42,689,084	$41,766,231

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At	Value At	Unrealized
Sale		Currency	Settlement	Amount	Settlement	December	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Date	31, 2024	(Depreciation)
EUR	BNP Paribas	EUR per USD	1/22/2025	$(30,000)	$(33,390)	$(31,103)	$2,287
EUR	BNP Paribas	EUR per USD	1/22/2025	(80,000)	(87,664)	(82,942)	4,722
EUR	BNP Paribas	EUR per USD	1/22/2025	(120,000)	(133,284)	(124,413)	8,871
EUR	BNP Paribas	EUR per USD	2/14/2025	(14,673,325)	(15,495,968)	(15,227,967)	268,001
GBP	BNP Paribas	GBP per USD	2/14/2025	(8,253,842)	(10,430,074)	(10,329,407)	100,667
SEK	BNP Paribas	SEK per USD	2/14/2025	(22,000,000)	(2,020,202)	(1,993,257)	26,945
EUR	BNP Paribas	EUR per USD	2/21/2025	(10,000)	(11,120)	(10,381)	739
EUR	BNP Paribas	EUR per USD	2/21/2025	(40,000)	(44,220)	(41,524)	2,696
EUR	BNP Paribas	EUR per USD	2/21/2025	(530,000)	(585,010)	(550,196)	34,814
EUR	BNP Paribas	EUR per USD	2/24/2025	(70,000)	(77,014)	(72,677)	4,337
EUR	BNP Paribas	EUR per USD	4/22/2025	(20,000)	(22,280)	(20,836)	1,444
EUR	BNP Paribas	EUR per USD	4/22/2025	(90,000)	(99,271)	(93,762)	5,509
EUR	BNP Paribas	EUR per USD	4/22/2025	(190,000)	(209,171)	(197,943)	11,228
EUR	BNP Paribas	EUR per USD	5/22/2025	(448,000)	(498,848)	(467,448)	31,400
EUR	BNP Paribas	EUR per USD	5/22/2025	(50,000)	(55,400)	(52,171)	3,229
EUR	BNP Paribas	EUR per USD	5/22/2025	(540,000)	(591,918)	(563,442)	28,476
EUR	BNP Paribas	EUR per USD	7/22/2025	(20,000)	(22,340)	(20,953)	1,387
EUR	BNP Paribas	EUR per USD	7/22/2025	(70,000)	(77,318)	(73,334)	3,984
EUR	BNP Paribas	EUR per USD	7/22/2025	(110,000)	(121,451)	(115,240)	6,211
EUR	BNP Paribas	EUR per USD	8/22/2025	(30,000)	(33,420)	(31,484)	1,936
EUR	BNP Paribas	EUR per USD	8/22/2025	(670,000)	(738,414)	(703,137)	35,277
EUR	BNP Paribas	EUR per USD	10/22/2025	(20,000)	(22,380)	(21,061)	1,319
EUR	BNP Paribas	EUR per USD	10/22/2025	(688,000)	(769,402)	(724,510)	44,892
EUR	BNP Paribas	EUR per USD	10/22/2025	(120,000)	(132,924)	(126,368)	6,556
EUR	BNP Paribas	EUR per USD	11/21/2025	(30,000)	(33,465)	(31,646)	1,819
EUR	BNP Paribas	EUR per USD	11/21/2025	(450,000)	(496,683)	(474,683)	22,000
EUR	BNP Paribas	EUR per USD	11/24/2025	(70,000)	(77,840)	(73,852)	3,988
EUR	BNP Paribas	EUR per USD	1/22/2026	(80,000)	(89,070)	(84,730)	4,340
EUR	BNP Paribas	EUR per USD	2/20/2026	(680,000)	(760,920)	(721,422)	39,498
EUR	BNP Paribas	EUR per USD	2/20/2026	(450,000)	(499,677)	(477,411)	22,266

First Trust Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Continued

				Currency	Value At	Value At	Unrealized
Sale		Currency	Settlement	Amount	Settlement	December	Appreciation
Contracts	Counterparty	Exchange	Date	Sold	Date	31, 2024	(Depreciation)
EUR	BNP Paribas	EUR per USD	2/23/2026	$(1,505,000)	$(1,673,880)	$(1,596,954)	$76,926
EUR	BNP Paribas	EUR per USD	4/22/2026	(50,000)	(55,855)	(53,235)	2,620
EUR	BNP Paribas	EUR per USD	4/22/2026	(100,000)	(111,380)	(106,469)	4,911
EUR	BNP Paribas	EUR per USD	5/22/2026	(2,054,000)	(2,299,641)	(2,190,717)	108,924
EUR	BNP Paribas	EUR per USD	6/18/2026	(944,000)	(1,062,000)	(1,008,427)	53,573
EUR	BNP Paribas	EUR per USD	6/18/2026	144,000	160,013	153,828	(6,185)
EUR	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(53,519)	2,281
EUR	BNP Paribas	EUR per USD	7/22/2026	(140,000)	(156,310)	(149,853)	6,457
EUR	BNP Paribas	EUR per USD	8/21/2026	(280,000)	(312,040)	(300,235)	11,805
EUR	BNP Paribas	EUR per USD	8/24/2026	(70,000)	(78,645)	(75,072)	3,573
EUR	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(53,810)	2,165
EUR	BNP Paribas	EUR per USD	10/22/2026	(110,000)	(123,255)	(118,381)	4,874
EUR	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,516,623)	60,337
EUR	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	396,390	(15,954)
EUR	BNP Paribas	EUR per USD	11/20/2026	(2,640,000)	(2,972,600)	(2,846,023)	126,577
EUR	BNP Paribas	EUR per USD	11/23/2026	(80,000)	(90,200)	(86,258)	3,942
EUR	BNP Paribas	EUR per USD	1/22/2027	(120,000)	(134,808)	(129,848)	4,960
EUR	BNP Paribas	EUR per USD	2/22/2027	(1,426,000)	(1,570,144)	(1,545,875)	24,269
EUR	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,484)	(141,424)	5,060
EUR	BNP Paribas	EUR per USD	5/24/2027	(90,000)	(102,285)	(98,097)	4,188
EUR	BNP Paribas	EUR per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,155,181)	87,579
EUR	BNP Paribas	EUR per USD	7/22/2027	(120,000)	(135,480)	(131,258)	4,222
EUR	BNP Paribas	EUR per USD	7/30/2027	(2,584,000)	(2,917,853)	(2,827,787)	90,066
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(51,572,136)	$(50,174,128)	$1,398,008

EUR – Euro

GBP – British Pund Sterling

SEK – Swedish Krona

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

In no event does First Trust Portfolios L.P., the Fund’s distributor (the “Distributor”), have any responsibility for any valuations of the Fund's investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.

First Trust Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$29,905,897	$-	$29,905,897
Bank Loans	-	27,807,243	85,212,805	113,020,048
Closed-End Funds	2,487,906	-	-	2,487,906
Collateralized Loan Obligations	-	98,644,581	4,386,429	103,031,010
Private Investment Funds	-	-	20,798,214	20,798,214
Short-Term Investments	36,209,434	-	-	36,209,434
Subtotal	$36,697,340	$156,357,721	$110,397,448	$305,452,509
Closed-End Fund				5,612,578
Private Investments Funds				15,355,438
Total Investments				$326,420,525
Other Financial Instruments
Forward Contracts	-	$1,420,147	-	$1,420,147
Total Assets	38,697,340.00	$157,777,868	$110,397,448	$306,872,656
Forward Contracts	-	$(22,139)	-	$(22,139)
Total Liabilities	-	$(22,139)	-	$(22,139)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a sub-adviser. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2024.

Name of Issuer	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
Closed-End Funds
Palmer Square Capital BDC, Inc.	$2,882,939	$-	$(217,240)	$4,472	$-	$(17,066)	$(165,199)	$2,487,906	$78,565
Collateralized Loan Obligations
Mount Logan Funding LP	1,414,872	-	-	-	-	(108,021)	(262,820)	1,044,031	-
Mount Logan Funding LP	-	590,700	-	-	-	-	8,180	598,880	15,801
Palmer Square European Loan Funding	611,954	-	-	-	(491,751)	(26,073)	(94,130)	-	-
Palmer Square European Loan Funding	324,818	-	(324,992)	-	24,116	23,942	(47,884)	-	-
Palmer Square European Loan Funding	1,013,942	795,893	(937,168)	-	(141,211)	(64,437)	177,898	844,916	-
Palmer Square European Loan Funding	848,015	-	-	-	-	(153,766)	175,783	870,032	-
Palmer Square European Loan Funding	1,568,528	-	-	-	(339,069)	37,053	(233,573)	1,032,939	38,106
Palmer Square European Loan Funding	1,087,521	-	-	-	-	23,822	(175,278)	936,065	-
Palmer Square European Loan Funding	2,697,163	-	-	-	-	(14,040)	(522,148)	2,160,975	-
Palmer Square European Loan Funding	1,414,872	-	-	-	-	(108,021)	(262,820)	1,044,031	-
Palmer Square European Loan Funding	-	2,152,853	-	-	-	-	(179,079)	1,973,773	2,282
Palmer Square European Loan Funding	-	3,051,065	(179,381)	10,223	6,037	-	(113,752)	2,774,192	-
Palmer Square European Loan Funding	-	4,374,453	-	-	-	-	(215,684)	4,158,769	-
Palmer Square European Loan Funding	-	1,525,533	-	-	255	-	(3,442)	1,522,345	80,506
Palmer Square European Loan Funding	-	2,159,128	-	-	-	-	(86,180)	2,072,948	-
Palmer Square European Loan Funding	-	508,386	-	-	-	-	(6,003)	502,382	155
Palmer Square European Loan Funding	-	141,276	(137,157)	(4,119)	-	-	-	-	-
Palmer Square Loan Funding Ltd.	299,072	-	(300,000)	10,663	461	10,196	(20,392)	-	-
Palmer Square Loan Funding Ltd.	430,974	-	-	-	-	(19,026)	(7,842)	404,106	-
Palmer Square Loan Funding Ltd.	461,574	-	-	-	-	(38,426)	84,243	507,391	-
Palmer Square Loan Funding Ltd.	889,160	-	-	-	(554,855)	64,160	(378,295)	20,170	-
Palmer Square Loan Funding Ltd.	753,582	-	(750,000)	-	14,212	17,794	(35,588)	-	-
Palmer Square Loan Funding Ltd.	1,262,225	-	-	-	-	12,225	(58,797)	1,215,653	-
Palmer Square Loan Funding Ltd.	511,018	-	-	-	-	11,018	(57,583)	464,453	-
Palmer Square Loan Funding Ltd.	502,791	-	-	-	-	2,791	(23,461)	482,122	-
Palmer Square Loan Funding Ltd.	1,504,918	-	-	-	4,279	41,073	(50,327)	1,499,943	-
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	-	-	(85,688)	2,914,312	-
Palmer Square Loan Funding Ltd.	-	2,724,286	-	-	10,627	-	54,126	2,789,039	5,400
Palmer Square Loan Funding Ltd.	-	1,900,000	-	-	3,404	-	5,024	1,908,429	-
Palmer Square Loan Funding Ltd.	-	2,510,000	-	-	-	-	6,071	2,516,071	-
Palmer Square Loan Funding Ltd.	-	245,000	-	-	110	-	3,044	248,153	9,004
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	-	-	5,124	3,005,124	-
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	-	-	-	3,000,000	-
Private Investment Fund
BCP Special Opportunities Fund Offshore Feeder III LP	-	-	-	-	-	-	5,032	5,032	-
	$19,065,066	$31,678,573	$(2,845,938)	$21,239	$(1,463,385)	$(196,781)	$(2,298,620)	$43,960,151	$229,819

B-1

Security Description	Share/Principal Amount Beginning of Period	Additions	Reductions	Stock Spit	Shares/Principal Amount End of Period
Close-End Funds
Palmer Square Capital BDC, Inc.	176,976	-	(13,298)	-	163,678
Collateralized Loan Obligations
Mount Logan Funding LP	1,926,983	-	-	-	1,926,983
Mount Logan Funding LP	-	600,000	-	-	600,000
Palmer Square European Loan Funding	600,000	-	-	-	600,000
Palmer Square European Loan Funding	300,000	-	(300,000)	-	-
Palmer Square European Loan Funding	1,050,000	-	-	-	1,050,000
Palmer Square European Loan Funding	900,000	-	-	-	900,000
Palmer Square European Loan Funding	1,450,000	-	-	-	1,450,000
Palmer Square European Loan Funding	1,000,000	-	-	-	1,000,000
Palmer Square European Loan Funding	2,500,000	-	-	-	2,500,000
Palmer Square European Loan Funding	-	2,000,000	-	-	2,000,000
Palmer Square European Loan Funding	-	3,000,000	(166,250)	-	2,833,750
Palmer Square European Loan Funding	-	4,000,000	-	-	4,000,000
Palmer Square European Loan Funding	-	1,500,000	-	-	1,500,000
Palmer Square European Loan Funding	-	2,000,000	-	-	2,000,000
Palmer Square European Loan Funding	-	-	-	-	500,000
Palmer Square European Loan Funding		-	(132,000)	-	-
Palmer Square Loan Funding Ltd.	300,000	-	(300,000)	-	-
Palmer Square Loan Funding Ltd.	450,000	-	-	-	450,000
Palmer Square Loan Funding Ltd.	500,000	-	-	-	500,000
Palmer Square Loan Funding Ltd.	825,000	-	-	-	825,000
Palmer Square Loan Funding Ltd.	750,000	-	(750,000)	-	-
Palmer Square Loan Funding Ltd.	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd.	500,000	-	-	-	500,000
Palmer Square Loan Funding Ltd.	500,000	-	-	-	500,000
Palmer Square Loan Funding Ltd.	1,540,000	-	-	-	1,540,000
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	3,000,000
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	3,000,000
Palmer Square Loan Funding Ltd.	-	2,000,000	-	-	2,000,000
Palmer Square Loan Funding Ltd.	-	2,510,000	-	-	2,510,000
Palmer Square Loan Funding Ltd.	-	250,000	-	-	250,000
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	3,000,000
Palmer Square Loan Funding Ltd.	-	3,000,000	-	-	3,000,000
Private Investment Fund
BCP Special Opportunities Fund Offshore Feeder III LP	-	-	-	-	-
Total	16,518,959	29,860,000	(1,661,548)	-	45,349,412